Schedule of Investments
March 31, 2023 (unaudited)
Manor Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 91.52%

Beverages - 3.35%
PepsiCo, Inc.	1,421	259,048

Cable & Other Pay Television Services - 2.26%
Charter Communications, Inc. Class A (2)	491	175,587

Cogeneration Services & Small Power Producers - 1.14%
The AES Corp.	3,674	88,470

Computer Storage Devices - 1.69%
NetApp, Inc.	2,054	131,148

Converted Paper & Paperboard Products (No Container/Boxes) - 5.53%
Avery Dennison Corp.	2,396	428,716

Crude Petroleum & Natural Gas - 4.84%
Devon Energy Corp.	7,411	375,071

Engines & Turbines - 3.72%
Cummins, Inc.	1,209	288,806

Fire, Marine & Casualty Insurance - 2.07%
Chubb Ltd. (Switzerland)	827	160,587

Hospital & Medical Service Plans - 4.97%
Elevance Health, Inc.	839	385,781

Life Insurance - 1.84%
Metlife, Inc.	2,465	142,822

National Commercial Banks - 5.56%
JP Morgan Chase & Co.	1,814	236,382
PNC Financial Services Group, Inc.	1,535	195,098

		431,480

Operative Builders - 5.91%
D.R. Horton, Inc.	4,695	458,655

Petroleum Refining - 4.90%
Valero Energy Corp.	2,721	379,852

Pharmaceutical Preparations - 4.00%
AbbVie, Inc.	1,945	309,975

Retail-Drug Stores and Proprietary Stores - 1.30%
CVS Health Corp.	1,352	100,467

Retail-Grocery Stores - 2.11%
The Kroger Co.	3,309	163,365

Retail-Lumber & Other Building Materials Dealers - 3.19%
Lowes Cos., Inc.	1,238	247,563

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 3.43%
Northrop Grumman Corp.	576	265,951

Semiconductors & Related Devices - 17.45%
Applied Materials, Inc.	3,885	477,195
Enphase Energy, Inc. (2)	1,104	232,149
Microchip Technology, Inc.	4,553	381,450
Skyworks Solutions, Inc.	2,225	262,505

		1,353,299

Services-Business Services - 0.96%
Fidelity National Information Services, Inc.	1,369	74,378

Services-Prepackaged Software - 5.35%
Microsoft Corp.	1,438	414,575

Transportation Services - 3.11%
Booking Holdings, Inc. (2)	91	241,369

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.84%
AmerisourceBergen Corp.	1,375	220,151

Total Common Stock	(Cost $ 3,461,769)	7,097,116

Real Estate Investment Trusts - 3.71%

Equinix, Inc.	399	287,695

Total Real Estate Investment Trusts	(Cost $ 148,511)	287,695

Money Market Registered Investment Companies - 4.84%

First American Government Obligation Fund Class Z - 4.613% (3)	374,957	374,957

Total Money Market Registered Investment Companies	(Cost $ 374,957)	374,957

Total Investments - 100.06%	(Cost $ 3,985,237)	7,759,768

Liabilities in Excess Of Other Assets- -.06%		(4,772)

Total Net Assets - 100.00%		7,754,996

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$7,759,768	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$7,759,768	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.